Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 277,007	$ 233,045	$ 529,340	$ 462,342
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	255,952	216,163	488,857	429,007
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 21,055	$ 16,882	$ 40,483	$ 33,335